Share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share capital and other reserves
Summary of allotted, called up and fully paid shares

	December 31,		December 31,
	2024		2023
	No.	£	No.	£
Ordinary, of $0.001 each	69,542,515	54,753	22,124,924	16,681
	69,542,515	54,753	22,124,924	16,681

Summary of ordinary shares issued

	Shares issued	Share capital issued	Proceeds received	Premium arising
	No.	£	£ 000	£ 000
Exercise of Nil-Cost Options	14,006	99	—	—
SF Investment agreement	200,000	156	15,629	15,629
Partial Conversion of Convertible Senior Secured Notes	47,343,585	37,817	—	280,567
	47,557,591	38,072	15,629	296,196

Summary of nature and purpose of other reserves

	December 31,	December 31,	December 31,
	2024	2023	2022
	£ 000	£ 000	£ 000
Share based payment reserve	27,073	21,140	22,359
Foreign currency translation reserve	3,910	1,484	8,365
Warrant reserve	13,475	9,292	9,292
Merger reserve	54,841	54,841	54,841
Credit risk reserve	—	—	—
	99,299	86,757	94,857